Financial instruments and risk management - Available undrawn committed bank facilities (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	£ 2,518	£ 5,285
Within one year
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	540	2,439
Between one and two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	691	610
Expiring after two years
Disclosure of information about undrawn borrowing facilities [line items]
Undrawn committed bank facilities	£ 1,287	£ 2,236